Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Rental income	$ 2,978	$ 2,341	$ 136
Rental expense	(1,949)	(1,073)	(68)
Net rental income	1,029	1,268	68
Costs and expenses
General and administrative expenses	(13,862)	(13,417)	(7,465)
Total costs and expenses	(13,862)	(13,417)	(7,465)
Operating loss	(12,833)	(12,149)	(7,397)
Other income (expenses), net	(7,389)	(2,379)	6,339
Interest income	8,054	9,173	4,939
Interest expenses	(360)	(61)
Income (loss) before income tax	$ (12,528)	(5,416)	3,881
Income tax recovery			1,378
Income (loss) from continuing operations, net of income tax	$ (12,528)	(5,416)	5,259
Loss from discontinued operations, net of income tax	(630)	(20,172)	(4,962)
Consolidated net income (loss) attributable to Nam Tai Property Inc. shareholders	(13,158)	(25,588)	297
Other comprehensive income	0	0	0
Consolidated comprehensive income (loss) attributable to Nam Tai Property Inc. shareholders	$ (13,158)	$ (25,588)	$ 297
Basic earnings (loss) per share:
Basic earnings (loss) per share from continuing operations	$ (0.31)	$ (0.12)	$ 0.12
Basic loss per share from discontinued operations	(0.01)	(0.46)	(0.11)
Basic earnings (loss) per share	(0.32)	(0.58)	0.01
Diluted earnings (loss) per share:
Diluted earnings (loss) per share from continuing operations	(0.31)	(0.12)	0.12
Diluted loss per share from discontinued operations	(0.01)	(0.46)	(0.11)
Diluted earnings (loss) per share	$ (0.32)	$ (0.58)	$ 0.01